N-2 - USD ($)			3 Months Ended
		Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cover [Abstract]
Entity Central Index Key		0000925683
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-2
Document Registration Statement		true
Investment Company Act Registration		true
Investment Company Registration Amendment		false
Entity Registrant Name		JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND
Entity Address, Address Line One		200 Berkeley Street
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02116
City Area Code		2805
Local Phone Number		1-800-225-6020
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		true
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (%)
Sales load (as a percentage of offering price) 1
Offering expenses (as a percentage of offering price) 1
Dividend Reinvestment Plan fees 2	None
1
If Common Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses.
2
Participants in the
fund
’s dividend reinvestment plan do not pay brokerage charges with respect to Common Shares issued directly by the fund
. However, whenever
Common Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently
$0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the Plan may buy additional
Common Shares of the
fund
through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See
“Distribution Policy” and “Dividend Reinvestment Plan.”

Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (Percentage of Net Assets Attributable to Common Shares) (%)
Management fees 3	1.38
Interest Payments on Borrowed Funds 4	1.36
Other expenses	0.42
Total Annual Operating Expenses	3.16
Contractual Expense Reimbursement 5	(0.20)
Total Annual Fund Operating Expenses After Expense Reimbursements	2.96
3
See “Management of the Fund—The Advisor.”
4
The
fund
uses leverage by borrowing under
the LA
.

See “Other Investment Policies
–
Borrowing” and “Use of Leverage by the Fund
” in the accompanying Prospectus
.
5
The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund
and certain other John Hancock funds according to
an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement
, including the fund (the
participating portfolios)
. This waiver
equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75
billion but is less than or equal to

$125
billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds
$125
billion but is less than or equal to $150
billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion
but is less than or equal to $175
billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less
than or equal to $200
billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal
to $225
billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion.
The amount of the
reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio
. During its
most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31,
2025
, unless renewed
by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor
contractually
agrees to limit its administration fee to 0.10% of the fund’s average weekly gross assets. This agreement expires on April 30,
2025
, unless renewed by mutual
agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Management Fees [Percent]	[2]	1.38%
Interest Expenses on Borrowings [Percent]	[3]	1.36%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.42%
Total Annual Expenses [Percent]		3.16%
Waivers and Reimbursements of Fees [Percent]	[4]	(0.20%)
Net Expense over Assets [Percent]		2.96%
Expense Example [Table Text Block]
Expense example
The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual expenses set forth above, including any reimbursements through their current expiration date; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:

	1 Year	3 Years	5 Years	10 Years
Total Expenses	$30	$96	$164	$345
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the fund
’s
Common Shares. For more complete descriptions of certain of the fund
’s costs and expenses, see “Management of the Fund.” In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the fund
’s dividend reinvestment plan may receive Common
Shares purchased or issued at a price or value different from NAV. See “Distribution Policy” and “Dividend Reinvestment Plan.” The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase.
The example should not be considered a representation of past or future expenses, and the fund
’s actual expenses may be greater or less
than those shown. Moreover, the
fund
’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 30
Expense Example, Years 1 to 3		96
Expense Example, Years 1 to 5		164
Expense Example, Years 1 to 10		$ 345
Purpose of Fee Table , Note [Text Block]
The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the
fund
’s expenses as a percentage of its average net assets as of December 31,
2023
, and
not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the
fund
invests. The offering costs to be paid or reimbursed by the
fund
are not included in the Annual Expenses table below.
However, these expenses will be borne by Common Shareholders and may result in a reduction in the NAV of the Common Shares. See “Management of
the Fund” and “Dividend Reinvestment Plan.” The table and example are based on the fund
’s capital structure as of December 31,
2023
.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		If Common Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses.
Management Fee not based on Net Assets, Note [Text Block]		See “Management of the Fund—The Advisor.”
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Senior securities
Total debt outstanding end of period (in millions)	$ 125	$ 125	$ 125	$ 125	$ 125
Asset coverage per $1,000 of debt 6	$5,814	$6,057	$7,058	$5,278	$6,440
1
Based on average daily shares outstanding.
2
The
amount shown for a share outstanding does not correspond with the aggregate net gain

(
loss)

on investments for
the period
due to
the
timing of the sales and
repurchases of shares in relation to fluctuating market values of the investments of the fund
.
3
Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
4
Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5
Expenses including reductions excluding interest expense were
1.60
%,
1.47
%,
1.47
%,
1.69
% and
1.50
% for the periods ended 12-31-
23
, 12-31-
22
, 12-31-
21
,
12-31-
20
and 12-31-
19
, respectively.
6
Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end
. As debt outstanding changes, the level of
invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

Senior Securities Amount				$ 125,000,000				$ 125,000,000				$ 125,000,000	$ 125,000,000	$ 125,000,000
Senior Securities Coverage per Unit	[5]			$ 5,814,000,000				$ 6,057,000,000				$ 7,058,000,000	$ 5,278,000,000	$ 6,440,000,000
Senior Securities, Note [Text Block]
Senior securities
Total debt outstanding end of period (in millions)	$ 125	$ 125	$ 125	$ 125	$ 125
Asset coverage per $1,000 of debt 6	$5,814	$6,057	$7,058	$5,278	$6,440
1
Based on average daily shares outstanding.
2
The
amount shown for a share outstanding does not correspond with the aggregate net gain

(
loss)

on investments for
the period
due to
the
timing of the sales and
repurchases of shares in relation to fluctuating market values of the investments of the fund
.
3
Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
4
Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5
Expenses including reductions excluding interest expense were
1.60
%,
1.47
%,
1.47
%,
1.69
% and
1.50
% for the periods ended 12-31-
23
, 12-31-
22
, 12-31-
21
,
12-31-
20
and 12-31-
19
, respectively.
6
Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end
. As debt outstanding changes, the level of
invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The
fund
’s primary investment objective is to provide a high level of total return consisting of long-term capital appreciation and current income. There can be no assurance that the
fund
will achieve its investment objective. The
fund
’s investment objective is not a fundamental policy and may be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the fund
.
Principal investment strategies
Under normal circumstances, the
fund
will invest at least 80% of its net assets in equity securities of U.S. and foreign financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance and financial technology companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies. The equity securities in which the fund
may invest are common stocks,
preferred stocks, warrants, stock purchase rights, securities convertible into other equity securities. “Net assets” is defined as net assets plus any borrowings for investment purposes. The
fund
will notify shareholders at least 60 days prior to any change in this 80% policy.
The
fund
may invest up to 20% of its total assets in common and preferred equity securities and other preferred securities of foreign banking, lending and financial services companies, including securities quoted in foreign currencies.
The fund may invest in investment grade securities for lower volatility and yields that potentially meet or exceed the fund’s distribution.
In selecting the
fund
's portfolio securities, the Adviser intends to select securities of issuers that it believes are likely to benefit from the foregoing industry trends and developments as well to employ fundamental investment analysis. In general, the Adviser will emphasize those securities which appear undervalued by the marketplace as indicated by, among other factors: (1) the value and quality of the underlying assets of the financial services companies; and (2) the value of a financial services company relative to its earnings potential and to market valuations of comparable companies.
The Adviser may select securities of issuers that are small from a national perspective but have a significant share of their local market. In the opinion of the Adviser, such financial services companies frequently have a stable core base of assets or deposits, which may provide a greater level of earnings predictability, and provide financial services to the immediate geographic area. The Adviser believes that careful assessment of a financial service company’s asset quality is critical in determining the institution's value. In the Adviser's view, a high-quality asset base may lead to more predictable and potentially higher earnings. The Adviser intends to focus its investment analysis on delinquency trends, reserve levels and investment and loan portfolio compositions, among other things, in assessing asset quality.
Other factors that the Adviser will consider when determining which securities are undervalued are the historical and projected relationship of financial services company securities to the overall securities markets, using such valuation measures as price to earnings ratios, price to tangible book value ratios and current yields. In addition, the Adviser will focus upon, among other factors, each institution's capital position and competitive posture in the markets it serves, the amount of stock owned by insiders and regulatory developments. In addition to such factors, the Adviser also considers the nature and stability of an issuer's asset or deposit base, its market share, the economy of the region in which it is located, the quality of management and management's commitment to enhancing shareholder value.
At any given time the Adviser may focus upon investments in a number of geographic regions, the Adviser anticipates that the portfolio typically will represent a geographically diverse group of financial services companies. However, to the extent that the fund
's portfolio from time to time is focused in
a particular geographic region, the
fund
will be more susceptible to the risks associated with changes in economic and other conditions in such region.
The Adviser anticipates that its value based analysis and emphasis upon small and medium size financial services companies will result in a diversified portfolio which typically would be composed of equity securities of 75 to 150 issuers.
Under normal market conditions, the
fund
may invest up to 20% of its net assets in the common and preferred equity securities and other preferred securities of non-financial services companies. The
fund
may also invest in debt securities, and
typically
will invest in debt securities that are rated, at
the time of purchase, BB or below by
S
&
P Global
Ratings
(“Standard & Poor's”) or Ba or below by Moody's Investors Service, Inc. (“Moody's”), or if unrated by such rating organizations, determined by the Adviser (as defined below) to be of comparable quality. The fund
will not purchase debt
securities rated below C or which are in default at the time of purchase. Debt securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as “junk bonds” and are considered by Moody's and Standard & Poor’s to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business financial or economic conditions. In some cases, such obligations may be highly speculative and have extremely poor prospects for reaching investment grade standing and may be in default. As a result, investment in such obligations will entail greater speculative risks than those associated with investment in investment grade obligations (i.e., obligations rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's). The
descriptions of the investment grade rating categories by Moody’s and S&P, including a description of their speculative characteristics, are set forth in the SAI. With respect to the
fund
’s investments in fixed-income or debt securities, the
fund
may invest in higher quality instruments for temporary or
defensive purposes.
The fund may enter into interest-rate swaps for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.

Risk Factors [Table Text Block]
Risk Factors
The principal risks of investing in the
fund
are summarized in the Prospectus Summary above. Below are descriptions of the principal factors that may play a role in shaping the
fund
’s overall risk profile. The descriptions appear in alphabetical order by general risks, equity strategy risks, and options strategy risks, not in order of importance. For further details about the fund
’s risks, including additional risk factors that are not discussed in this
Prospectus because they are considered non-principal
factors, see the
fund
’s SAI.
General Risks
Anti-Takeover Provisions
The
fund
’s Declaration of Trust includes provisions that could limit the ability of other persons or entities to acquire control of the fund
or to change the
composition of its Board. These provisions may deprive shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See “Certain Provisions in the Declaration of Trust and By-Laws—Anti-takeover provisions.”
Defensive Positions Risk
During periods of adverse market or economic conditions, the fund
may temporarily invest all or a substantial portion of its total assets in short-term money market instruments, securities with remaining maturities of less than one year, cash or cash equivalents. The fund
will not be pursuing its
investment
objectives
in these circumstances and could miss favorable market developments.
Distribution Risk
There can be no assurance that quarterly distributions paid by the fund
to shareholders will be maintained at current levels or increase over time. The quarterly distributions shareholders receive from the
fund
are derived from the
fund
’s dividends and interest income after payment of
fund
expenses,
net option premiums and net realized gain on equity securities investments. If stock market volatility and/or stock prices decline, the premiums available from writing call options and writing put options on individual stocks likely will decrease as well. Payments to purchase put options and to close written call and put options will reduce amounts available for distribution. Net realized gain on the fund
’s stock investments will be determined primarily
by the direction and movement of the stock market and the equity securities held. The fund
’s cash available for distribution may vary widely over the
short- and long-term. If, for any calendar year, the total distributions made exceed the fund
’s net investment taxable income and net capital gain, the
excess generally will be treated as a return of capital to each Common Shareholder (up to the amount of the Common Shareholder’s basis in his or her
Common Shares) and thereafter as gain from the sale of Common Shares. The amount treated as a return of capital reduces the Common Shareholder’s adjusted basis in his or her Common Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Common Shares. Distributions in any year may include a substantial return of capital component. Dividends on common stocks are not fixed but are declared at the discretion of the issuer’s board of directors.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events;
bank
failures;
governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political
,
and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected.
Financial institutions
could
suffer losses
as
interest rates
rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.
Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition,
as the
Fed increases the target Fed
funds rate,
any such rate increases,
among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities.
These events and the possible resulting
market volatility may have an adverse effect on the
fund
.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the
U.S.

and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the
U.S.

or other securities markets.
In recent years, the
U.S.
renegotiated
many of its global trade relationships and
imposed or
threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of
European Union (
EU
)
countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global
securities
markets likely will be significantly disrupted. On January 31, 2020, the
United Kingdom (
UK
)
left the EU, commonly referred to as “Brexit,”
the UK
ceased
to be a member of the EU
,
and

the UK and EU entered into a Trade and Cooperation Agreement.
While the full impact of Brexit is unknown
,
Brexit

has already resulted in volatility in
European and global markets
. There
remains
significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may
lead to less liquidity in certain instruments
,
industries, sectors or the markets generally,
and
may ultimately
affect fund performance. For example, the
coronavirus
(COVID-19)
pandemic
has resulted
and may continue to result
in significant disruptions to global business activity
and market volatility due
to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others
.
While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United
States ended the public health
emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May
11, 2023, the continued impact of
coronavirus (COVID-19) and related variants is uncertain.
The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United
States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of
Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities.
The United States
and other nations or international organizations

may also impose additional economic sanctions or take other actions that may adversely affect Russia
-
exposed

issuers and companies in various sectors of the Russian economy.

Any or all of these potential results could lead
Russia’s economy into a recession
.
Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region
, the
extent
to which is

unknown at this time
.
The United

States
and the EU have also
imposed similar

sanctions on Belarus for its support of Russia’
s invasion of Ukraine
.
Additional sanctions may be imposed on Belarus and other countries that support
Russia.

Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia
, including
substantial
negative impacts on
the regional
and
global economies and
securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.
Further, there is a risk that the present value of
assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Industry or sector
investing
risk
When a fund
’
s
investments are focused in a particular industry or sector of the economy,
they are less broadly invested across industries or sectors than other funds.
This means that concentrated funds tend to be more volatile than other funds
, and
the values of their investments tend to go up and down
more rapidly
. In addition,
a fund
that invests in
a
particular
industry or sector
is particularly susceptible to the impact of market, economic, political,

regulatory
,
and other
conditions and risks affecting that industry or sector. From time to time, a small number of companies may represent a large portion of a single industry or sector or a group of related industries or sectors
as a whole
.
To the extent that a fund invests in securities of companies in the financial services sector,
the fund

may be significantly affected by economic, market
, and
business developments, borrowing costs, interest-rate
fluctuations, competition,
and
government regulation, among other factors, impacting that sector
.
Leverage risk
By leveraging its investment portfolio, the
fund
creates an opportunity for increased net income or capital appreciation. However, the use of leverage also involves risks, which can be significant. These risks include the possibility that the value of the assets acquired with such borrowing decreases although the
fund
’s liability is fixed, greater volatility in the
fund
’s NAV and the market price of the
fund
’s Common Shares and higher expenses. Since the
Advisor’s fee is based upon a percentage of the
fund
’s managed assets, the Advisor’s fee will be higher if the
fund
is leveraged and the Advisor will have
an incentive to leverage the
fund
. The Board will monitor this potential conflict. The Advisor intends to leverage the fund
only when it believes that the
potential return on the additional investments acquired through the use of leverage is likely to exceed the costs incurred in connection with the offering.
The
fund
is authorized to utilize leverage through borrowings, reinvestment of securities lending collateral or reverse repurchase agreement proceeds, and/or the issuance of preferred shares, including the issuance of debt securities. The fund
is party to the LA as described in “—Description of Capital
Structure—Liquidity Facility.”
The
fund
utilizes the LA to increase its assets available for investment. When the fund
leverages its assets, Common Shareholders bear the fees
associated with the liquidity facility and have the potential to benefit or be disadvantaged from the use of leverage. In addition, the fee paid to the
Advisor is calculated on the basis of the
fund
’s average daily managed assets, including proceeds from borrowings and/or the issuance of preferred shares, so the fee will be higher when leverage is utilized, which may create an incentive for the Advisor to employ financial leverage. Consequently, the fund
and the Advisor may have differing interests in determining whether to leverage the fund
’s assets. Leverage creates risks that may adversely affect
the return for the Common Shareholders, including:
•
the likelihood of greater volatility of NAV and market price of Common Shares;
•
fluctuations in the interest rate paid for the use of the LA;
•
increased operating costs, which may reduce the
fund
’s total return;
•
the potential for a decline in the value of an investment acquired through leverage, while the fund
’s obligations under such leverage remains fixed;
and
•
the
fund
is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the returns derived from securities purchased with proceeds received from leverage exceed the cost of leverage, the fund
’s distributions
may be greater than if leverage had not been used. Conversely, if the returns from the securities purchased with such proceeds are not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, the Advisor, in its best judgment, may nevertheless determine to maintain the fund
’s leveraged position if it deems such action to be appropriate.
The costs of a borrowing program and/or an offering of preferred shares would be borne by Common Shareholders and consequently would result in a reduction of the NAV of Common Shares.
In addition to the risks created by the
fund
’s use of leverage, the
fund
is subject to the risk that the liquidity facility agreement is terminated due to the occurrence of one or more events of default under the LA. If the LA is terminated in such circumstances, the fund
would be subject to additional risk that
it would be unable to timely, or at all, obtain replacement financing. The fund
might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund
’s ability to generate income from the use of leverage would be adversely affected.
The
fund
may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a liquidity facility; either of these requirements will increase the cost of borrowing over the stated interest rate. To the extent that the fund
borrows
through the use of reverse repurchase agreements, it would be subject to a risk that the value of the portfolio securities transferred may substantially exceed the purchase price received by the
fund
under the reverse repurchase agreement transaction. Alternatively, during the life of any reverse repurchase agreement transaction, the
fund
may be required to transfer additional securities if the market value of those securities initially transferred declines. In addition, capital raised through borrowing or the issuance of preferred shares will be subject to interest costs or dividend payments that may or may not exceed the income and appreciation on the assets purchased. The issuance of additional classes of preferred shares involves offering expenses and other costs, which will be borne by the Common Shareholders, and may limit the fund
’s freedom to pay dividends on Common Shares or to
engage in other activities.
The
fund
may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for the preferred shares or short-term debt instruments issued by the fund
. These guidelines may impose asset
coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Certain types of borrowings may result in the
fund
being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the
fund
’s ability to pay dividends and distributions on Common Shares in certain instances. The fund
also may be required to pledge its assets to the lenders in connection with certain types of borrowing. Under the current LA, the fund
is subject to
covenants that include, but are not limited to, certain minimum net asset value and collateral requirements, as well as a requirement to provide timely certain financial information to the lender. The Advisor does not anticipate that these covenants or restrictions will adversely affect its ability to manage the
fund
’s portfolio in accordance with the
fund
’s investment objective and principal investment strategies. Due to these covenants or restrictions, the fund
may be forced to liquidate investments at times and at prices that are not favorable to the fund
, or the
fund
may be forced to forego investments
that the Advisor otherwise views as favorable.
The extent that the
fund
employs leverage, if any, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Advisor’s ability to predict correctly interest rates and market movements.
There is no assurance that a leveraging strategy will be successful during any period in which it is employed.
LIBOR discontinuation risk
Certain debt securities,

derivatives and other financial instruments have traditionally utilized
LIBOR as the reference or benchmark rate for interest rate
calculations.
However,

following
allegations of
manipulation and concerns regarding
liquidity,
the U.K. Financial Conduct Authority

(
UK FCA)

announced
that
LIBOR would be discontinued on June

30,

2023.

The UK FCA elected to

require the
ICE Benchmark Administration Limited, the administrator of
LIBOR,
to continue publishing a subset of LIBOR settings

on
a

“
synthetic
”

basis
.
The synthetic publication of the

one-
,
three-

and six-
month U.S.

dollar
LIBOR will continue until September

30
,
2024
.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on
certain
debt securities, derivatives and other financial instruments remains uncertain.
Market participants have adopted alternative rates such as Secured
Overnight Financing Rate

(SOFR) or otherwise amended
financial instruments referencing LIBOR

to include fallback provisions and other measures that
contemplated
the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives
Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight
U.S.
Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The
utilization
of
an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate
(
IBOR)

with a new reference rate could result in a taxable exchange and the realization of income

and gain/
loss for U.S.

federal income tax purposes
.
The
IRS
has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-
debt contracts
.
Under the final regulations,

alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition
,
to add a qualified rate as a fallback rate to a

contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable
.
The IRS may provide additional guidance,

with potential
retroactive effect
.
Market Discount Risk
The
fund
’s Common Shares will be offered only when Common Shares of the fund
are trading at a price equal to or above the
fund
’s NAV per Common
Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The
fund
’s Common Shares have traded at both a premium and at a discount to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the
fund
’s NAV could decrease as a result of investment activities. Investors bear a risk of loss to the extent that the price at which they sell their shares is lower in relation to the
fund
’s NAV than at the time of purchase, assuming a stable NAV.
Operational and cybersecurity risk
With the increased use of technologies
, such as
mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions
,
the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems
,
networks
,
or devices
(such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down
,
disable
,
slow
,
or otherwise disrupt operations
,
business processes
,
or website access or functionality
.
Cyber-
attacks can

also be carried out in a manner
that does not require gaining unauthorized access
,
such as causing denial-of-
service attacks on the service providers
’
systems or websites

rendering
them unavailable to

intended users or via

“ransomware”
that renders the systems inoperable until appropriate actions are taken
.
In addition,

unintentional incidents can occur,

such as the inadvertent release of confidential information

(
possibly resulting in the violation of applicable privacy
laws)
.
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Secondary Market for the Common Shares
The issuance of new Common Shares may have an adverse effect on the secondary market for the Common Shares. When Common Shares are trading at a premium, the
fund
may issue new Common Shares of the
fund
. The increase in the amount of the
fund
’s outstanding Common Shares resulting from
the offering of new Common Shares may put downward pressure on the market price for the Common Shares of the fund
. Common Shares will not be
issued at any time when Common Shares are trading at a price lower than a price equal to the fund
’s NAV per Common Share plus the per Common
Share amount of commissions.
The
fund
also issues Common Shares through its dividend reinvestment plan. Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the fund
.
The voting power of current Common Shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common
Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the proceeds of such offering are unable to be invested as intended, the
fund
’s per Common Share distribution may decrease (or may consist of return of capital) and the fund
may not participate in
market advances to the same extent as if such proceeds were fully invested as planned.
Tax Risk
To qualify for the special tax treatment available to regulated investment companies, the fund
must: (i) derive at least 90% of its annual gross income
from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least 90% of its net investment income (including net interest income and net short term capital gain). If the fund
failed to meet any of
these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the fund
would be subject to U.S. federal
income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders. All distributions by the
fund
from earnings and profits, including distributions of net capital gain (if any), would be taxable to the shareholders as ordinary income. To the extent designated by the
fund
, such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other non-corporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders, provided that in each case the shareholder meets applicable holding period requirements. In addition, in order to requalify for taxation as a regulated investment company, the
fund
might be required to recognize unrealized gain, pay substantial taxes and interest, and make certain distributions. See “U.S. Federal
Income Tax Matters.”
The tax treatment and characterization of the
fund
’s distributions may vary significantly from time to time due to the nature of the fund
’s investments.
The ultimate tax characterization of the
fund
’s distributions in a calendar year may not finally be determined until after the end of that calendar year. The fund
may make distributions during a calendar year that exceed the fund
’s net investment income and net realized capital gain for that year. In such a situation, the amount by which the
fund
’s total distributions exceed net investment income and net realized capital gain generally would be treated as a return of capital up to the amount of the Common Shareholder’s tax basis in his or her Common Shares, with any amounts exceeding such basis treated as gain from the sale of his or her Common Shares. The
fund
’s income distributions that qualify for favorable tax treatment may be affected by the
Internal Revenue Service’s (“IRS”) interpretations of the Code and future changes in tax laws and regulations. See “U.S. Federal Income Tax Matters.”
No assurance can be given as to what percentage of the distributions paid on Common Shares, if any, will consist of long-term capital gain or what the tax rates on various types of income will be in future years. See “U.S. Federal Income Tax Matters.”
Strategy Risks
Banking industry risk
Commercial banks

(
including

“
money center”

regional
and community banks),

savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile
interest rates,
concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds.

Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation.

Neither such extensive regulation nor the federal
insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Late in the first quarter of 2023, a number of U.S.
domestic banks and foreign banks experienced financial difficulties and, in some cases, failures
.
Given the interconnectedness of the banking system, bank regulators took actions, including the Federal Reserve, which invoked the systemic risk exception, temporarily transferred all deposits-both insured and uninsured-and substantially all the assets of two failed banks into respective bridge banks and guaranteed depositors' full access to their funds. Despite such response, there can be no certainty that the actions taken by banking regulators to limit the effect of those difficulties and failures on other banks or other financial institutions or on the U.S.
or foreign
economies generally will be effective. It is possible that more banks or other financial institutions will experience financial difficulties or fail, or other adverse developments may occur, which may affect adversely other U.S.
or foreign financial institutions and economies.
Credit and Counterparty Risk
This is the risk that
an issuer of a U.S.
government security,
the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter
(OTC) derivatives contract (see “Hedging, derivatives, and other strategic transactions risk”), or a borrower of the fund
’s securities will be unable or
unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities.
U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States;
supported by
the ability to borrow from the U.S. Treasury;
supported
only by the credit of the issuing U.S. government agency,
instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the
Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks),
although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations.
It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors
Service, Inc. or BB or lower by Standard & Poor’s
Global
Ratings
Inc.
, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.
In addition, the
fund
is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, the fund
will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund
will succeed in enforcing them. A fund,
therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Equity Securities Risk
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of
a fund
investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund
could decline if the financial condition of the companies
in which the
fund
is invested declines, or if overall market and economic conditions deteriorate. An issuer’s financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures,
irregular and/
or
unexpected trading activity among retail investors, or
other factors. Changes in the financial
condition of a single issuer can impact the market as a whole.
Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.
The
fund
generally does not attempt to time the market. Because of its exposure to equities, the possibility that stock market prices in general will decline over short or extended periods subjects the
fund
to unpredictable declines in the value of its investments, as well as periods of poor performance.
Fixed-Income Securities Risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Credit quality risk.
Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after the fund
has purchased the security, the market value of the
security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors.
funds
that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.
Interest-rate risk.
Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.
Duration is a measure of the price sensitivity
of a debt security, or a fund that invests in a portfolio of debt securities, to changes in
interest rates,

whereas the maturity of a security measures the
time until final payment is due
.
Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security.
Beginning in March 2022, the Federal Reserve Board (the Fed) began increasing interest rates and has signaled the potential for further increases. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund's investments, and the fund's net asset value, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund's performance.
In response
to certain

economic disruptions, governmental authorities and regulators typically respond
with significant fiscal and monetary policy
changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Investment-grade fixed-income securities in the lowest rating category risk.
Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by Standard and
Poor’s Ratings Services or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.
Prepayment of principal risk.
Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that,
when
interest rates fall,

certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in
securities with lower yields
. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers
, including foreign government issuers
. Foreign securities may be subject to foreign taxes and may be more volatile than
U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect a fund
’s investments. In the
event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund
could lose a substantial portion of, or its entire investment in, a foreign security.
Some of the foreign securities risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United
States.
Depositary
receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Additionally, the Holding
Foreign Companies Accountable Act (HFCAA) could cause securities of foreign companies, including American depositary receipts, to be delisted from
U.S.
stock exchanges if the companies do not allow the U.S.
government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.
Currency
risk
.

Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund
’s investments.
Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.
Hedging,
derivatives
, and
other strategic transactions risk
The ability of
a fund
to utilize hedging, derivatives
,
and other strategic transactions to benefit the
fund
will depend in part on
its manager
’s ability to
predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk
,
and other risk factors, none of which can be
assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund
’s securities. Even if the
manager
only uses hedging and other strategic transactions in
a fund
primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund
. The amount of loss could be more than the
principal amount invested. These transactions
may
also
increase the volatility of
a fund
and may involve a small investment of cash relative to the
magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed
a fund
’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund
if the counterparty to the transaction
does not perform as promised.
A fund
may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates
,
or indexes
. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates
,
and related indexes.
A fund
may use
derivatives for many purposes, including for hedging
and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of
a fund
to various securities, markets
,
and currencies without
a fund
actually having to sell existing investments
and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate
,
or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund
uses derivatives for leverage, investments in
that fund
will tend to be more volatile, resulting in larger
gains or losses
in response to market changes.
To limit risks associated with leverage, a fund is
required to comply with Rule
18f-4 under the Investment Company Act of 1940, as amended (the Derivatives Rule) as outlined below.
For a description
of the various derivative instruments the
fund may utilize
, refer to the SAI.
The regulation of the U.S.
and non-U.S.
derivatives markets has undergone substantial change in recent years and such change may continue.
In
particular
, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and
regulations promulgated or proposed
thereunder require many
derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the
Commodity Futures Trading Commission (
CFTC
)

has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund
’s ability
to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund
) and/or increase
the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund
may be unable to fully execute its
investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund
engages in derivative transactions also
could prevent the
fund
from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited
Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the
Investment Company Act of 1940. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the fund
. Legislation or regulation may
change the way in which the
fund
itself is regulated. The
advisor
cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund
’s ability to achieve its investment
objectives
.
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund
to the risk that the counterparty to an OTC derivatives
contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the
fund
will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund
will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund
is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund
when the
fund
seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the
fund
to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The
fund
, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the
fund
has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent
a fund
contracts with a limited number of counterparties, the
fund
’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the
fund
. Derivatives are also subject to a number of other risks, including market risk
,

liquidity
risk
and operational risk
. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund
is also subject
to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit
a fund
’s ability to pursue its investment strategies.
A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that the fund utilizes the following list of
certain derivatives and other strategic transactions
,

it will be subject to associated risks.

The
main risks
of each appear below
.
Credit default swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk

of default of the
underlying reference obligation
,
and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.
Foreign currency forward contracts.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk
,

and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.
Foreign currency swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk
,
and risk of
disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.
Futures contracts.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions)
,
and risk of disproportionate loss are the
principal risks of engaging in transactions involving futures contracts.
Interest-rate swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk
,
and risk of
disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.
Options
.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions)
,
and risk of disproportionate loss are the principal risks
of engaging in transactions involving options
. Counterparty risk does not apply to exchange-traded options.
Currency options.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving currency options.
Swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation
,
and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps
.
Illiquid and Restricted Securities Risk
The
fund
may invest without limit in securities for which there is no readily available trading market or which are otherwise illiquid (i.e., investments that the
fund
reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The fund
may have significant exposure to restricted securities. Restricted securities are securities with restrictions on public resale, such as securities offered in accordance with an exemption under Rule 144A under the Securities Act of
1933 (the “1933 Act”), or commercial paper issued under Section 4(a)(2) of the 1933 Act. Restricted securities are often required to be sold in private sales to institutional buyers, markets for restricted securities may or may not be well developed, and restricted securities can be illiquid.
Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to see the security. Illiquid investments may become harder to value, especially in changing markets. The
fund
’s investments in illiquid securities may reduce the returns of the fund
because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the
fund
to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the
fund
from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions or other economic and market impediments.
funds
with principal investment strategies that
involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.
In addition, limited liquidity could affect the market price of the investments, thereby adversely affecting the fund
’s NAV and ability to make dividend
distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. The
fund
has no limitation on the amount of its assets which may be invested in investments which are not readily marketable or are subject to restrictions on resale.
Large company risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.
Lower-Rated and High-Yield Fixed-Income Securities Risk
Lower-rated fixed-income securities
are
defined as securities rated below investment grade (such as Ba and below by Moody’s Investors Service, Inc.
and BB and below by
S&
P Global
Ratings
and Fitch Ratings, as applicable) (also called junk bonds). The general risks of investing in these securities are as follows:
Risk to principal and income.

Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made.
Issuers of these securities may even go into default or become bankrupt.
Price volatility.

The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity.

The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on manager’s own credit analysis.

While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager’s evaluation than the assessment of the credit risk of higher-rated securities.
Additional risks regarding lower-rated corporate fixed-income securities.

Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.
Preferred and convertible securities risk
Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer’s board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall.
The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.
Real
estate securities risk
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

These risks include:
•
Declines in the value of real estate
•
Risks related to general and local economic conditions
•
Possible lack of availability of mortgage funds
•
Overbuilding
•
Extended vacancies of properties
•
Increased competition
•
Increases in property taxes and operating expenses
•
Changes in zoning laws
•
Losses due to costs resulting from the cleanup of environmental problems
•
Liability to third parties for damages resulting from environmental problems
•
Casualty or condemnation losses
•
Limitations on rents
•
Changes in neighborhood values and the appeal of properties to tenants
•
Changes in interest rates and
•
Liquidity risk
Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared with the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry have been and may continue to be negatively affected by widespread health crises such as a global pandemic. Potential impacts on the real estate market may include lower occupancy rates, decreased lease payments, defaults and foreclosures, among other consequences. These impacts could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. It is not known how long such impacts, or any future impacts of other significant events, will last.
Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers
or lessees,
and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass
through of income under the
Internal Revenue
Code

of 1986

(the Code)
or to maintain their exemptions from registration under the
Investment
Company Act of
1940
,

as amended
. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.
Repurchase Agreement Risk
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed-upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements provide the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers, or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
A subadvisor shall engage in a repurchase agreement transaction only with those banks or broker dealers who meet the subadvisor’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Advisor also may engage in repurchase agreement transactions on behalf of the funds. The counterparties to a repurchase agreement transaction are limited to a:
•
Federal Reserve System member bank;
•
primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or
•
broker dealer that reports U.S. government securities positions to the Federal Reserve Board.
A fund also may participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet the subadvisors'
creditworthiness requirements.
The Advisor and the subadvisors will continuously monitor repurchase agreement transactions to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value.
A fund also might
incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Reverse Repurchase Agreement Risk
Under a reverse
repurchase agreement
,

a fund sells a debt security and agrees to repurchase it at an agreed-
upon time and at an agreed-upon
price.
The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed-upon future date, the
fund repurchases the security by remitting the proceeds previously received
,
plus interest.

The difference between the amount the fund
receives for the
security and the amount it pays on repurchase is payment of interest
. In
certain types of agreements,

there is no agreed-
upon repurchase date and
interest payments are calculated

daily,
often based on the prevailing
overnight repurchase rate.

A reverse repurchase
agreement may be
considered a
form of leveraging and may
,
therefore
,
increase fluctuations in a fund
’s
NAV per share
.
Small

and mid-sized company
risk
Market risk and liquidity risk may be pronounced for securities of companies with medium
-
sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations
.
These companies may have limited product lines, markets,
or
financial resources,

or
they

may depend on a few key employees.

The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities
,
and their value may fluctuate more sharply than those securities
.
They

may also trade in the OTC market
or on a regional exchange, or may otherwise have limited liquidity
.

Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations
.
These risks apply to all funds that invest in the securities of companies with smaller-
or
medium
-
sized market capitalizations
.
For

purposes of the fund’
s investment policies,

the

market capitalization of
a company is based on its
capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time
.
The fund is not obligated
to sell a company’
s security simply because
,
subsequent to its purchase
,

the company
’
s market capitalization has

changed to be outside the
capitalization range,

if any,

in effect for the fund
.
State/region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes).
Warrants Risk
Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types
of
investments.
Given the risks described above, an investment in Common Shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the fund
.

Effects of Leverage [Text Block]
The following table is designed to illustrate the effect on the return to a holder of the fund
’s Common Shares of leverage in the amount of approximately
20.77
% of the
fund
’s total assets, assuming hypothetical annual returns of the fund
’s investment portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical. Actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return (%)	-10.00	-5.00	0.00	5.00	10.00
Corresponding Common Shares Total Return (%)	-18.54	-12.27	-6.00	0.27	6.55

Effects of Leverage [Table Text Block]
Assumed Portfolio Return (%)	-10.00	-5.00	0.00	5.00	10.00
Corresponding Common Shares Total Return (%)	-18.54	-12.27	-6.00	0.27	6.55

Return at Minus Ten [Percent]		(18.54%)
Return at Minus Five [Percent]		(12.27%)
Return at Zero [Percent]		(6.00%)
Return at Plus Five [Percent]		0.27%
Return at Plus Ten [Percent]		6.55%
Effects of Leverage, Purpose [Text Block]
The following table is designed to illustrate the effect on the return to a holder of the fund
’s Common Shares of leverage in the amount of approximately
20.77
% of the
fund
’s total assets, assuming hypothetical annual returns of the fund
’s investment portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical. Actual returns may be greater or less than those appearing in the table.

Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the high and low closing market prices for Common Shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the fund
’s Common Shares were trading as of such date. NAV is
determined once daily as of the close of regular trading of the NYSE (typically 4:00

p.m.
, Eastern Time). See “Determination of Net Asset Value” for
information as to the determination of the
fund
’s NAV.

	Market Price		NAV per Share on Date of Market Price High and Low		Premium/(Discount) on Date of Market Price High and Low
Fiscal Quarter Ended	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)
March 31, 2022	52.03	40.20	40.20	37.50	29.43%	7.20%
June 30, 2022	40.08	32.16	32.16	31.13	24.63%	3.31%
September 30, 2022	39.84	31.20	31.20	31.49	27.69%	-0.92%
December 31, 2022	36.52	30.14	30.14	31.69	21.17%	-4.89%
March 31, 2023	38.20	28.14	28.14	25.52	35.75%	10.27%
June 30, 2023	30.54	22.99	22.99	21.82	32.84%	5.36%
September 30, 2023	31.05	25.11	25.11	24.25	23.66%	3.55%
December 31, 2023	30.96	23.12	23.12	23.04	33.91%	0.35%
March 31, 2024	31.17	27.14	27.14	27.68	14.85%	-1.95%
The last reported sale price, NAV per share and percentage
discount
to NAV per share of the Common Shares as of June 21,
2024
were $
[
TBU-TPS]
,
$
[
TBU-TPS]
and
[
TBU-TPS]
%, respectively. As of June 21,
2024
, the
fund
had
[
TBU-TPS]
Common Shares outstanding and net assets of the
fund
were
$
[
TBU-TPS]
.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares, no par value	Unlimited	[TBU-TPS ]	[TBU ]

General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks
Anti-Takeover Provisions
The
fund
’s Declaration of Trust includes provisions that could limit the ability of other persons or entities to acquire control of the fund
or to change the
composition of its Board. These provisions may deprive shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See “Certain Provisions in the Declaration of Trust and By-Laws—Anti-takeover provisions.”
Defensive Positions Risk
During periods of adverse market or economic conditions, the fund
may temporarily invest all or a substantial portion of its total assets in short-term money market instruments, securities with remaining maturities of less than one year, cash or cash equivalents. The fund
will not be pursuing its
investment
objectives
in these circumstances and could miss favorable market developments.
Distribution Risk
There can be no assurance that quarterly distributions paid by the fund
to shareholders will be maintained at current levels or increase over time. The quarterly distributions shareholders receive from the
fund
are derived from the
fund
’s dividends and interest income after payment of
fund
expenses,
net option premiums and net realized gain on equity securities investments. If stock market volatility and/or stock prices decline, the premiums available from writing call options and writing put options on individual stocks likely will decrease as well. Payments to purchase put options and to close written call and put options will reduce amounts available for distribution. Net realized gain on the fund
’s stock investments will be determined primarily
by the direction and movement of the stock market and the equity securities held. The fund
’s cash available for distribution may vary widely over the
short- and long-term. If, for any calendar year, the total distributions made exceed the fund
’s net investment taxable income and net capital gain, the
excess generally will be treated as a return of capital to each Common Shareholder (up to the amount of the Common Shareholder’s basis in his or her
Common Shares) and thereafter as gain from the sale of Common Shares. The amount treated as a return of capital reduces the Common Shareholder’s adjusted basis in his or her Common Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Common Shares. Distributions in any year may include a substantial return of capital component. Dividends on common stocks are not fixed but are declared at the discretion of the issuer’s board of directors.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events;
bank
failures;
governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political
,
and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected.
Financial institutions
could
suffer losses
as
interest rates
rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.
Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition,
as the
Fed increases the target Fed
funds rate,
any such rate increases,
among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities.
These events and the possible resulting
market volatility may have an adverse effect on the
fund
.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the
U.S.

and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the
U.S.

or other securities markets.
In recent years, the
U.S.
renegotiated
many of its global trade relationships and
imposed or
threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of
European Union (
EU
)
countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global
securities
markets likely will be significantly disrupted. On January 31, 2020, the
United Kingdom (
UK
)
left the EU, commonly referred to as “Brexit,”
the UK
ceased
to be a member of the EU
,
and

the UK and EU entered into a Trade and Cooperation Agreement.
While the full impact of Brexit is unknown
,
Brexit

has already resulted in volatility in
European and global markets
. There
remains
significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may
lead to less liquidity in certain instruments
,
industries, sectors or the markets generally,
and
may ultimately
affect fund performance. For example, the
coronavirus
(COVID-19)
pandemic
has resulted
and may continue to result
in significant disruptions to global business activity
and market volatility due
to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others
.
While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United
States ended the public health
emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May
11, 2023, the continued impact of
coronavirus (COVID-19) and related variants is uncertain.
The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United
States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of
Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities.
The United States
and other nations or international organizations

may also impose additional economic sanctions or take other actions that may adversely affect Russia
-
exposed

issuers and companies in various sectors of the Russian economy.

Any or all of these potential results could lead
Russia’s economy into a recession
.
Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region
, the
extent
to which is

unknown at this time
.
The United

States
and the EU have also
imposed similar

sanctions on Belarus for its support of Russia’
s invasion of Ukraine
.
Additional sanctions may be imposed on Belarus and other countries that support
Russia.

Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia
, including
substantial
negative impacts on
the regional
and
global economies and
securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.
Further, there is a risk that the present value of
assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Industry or sector
investing
risk
When a fund
’
s
investments are focused in a particular industry or sector of the economy,
they are less broadly invested across industries or sectors than other funds.
This means that concentrated funds tend to be more volatile than other funds
, and
the values of their investments tend to go up and down
more rapidly
. In addition,
a fund
that invests in
a
particular
industry or sector
is particularly susceptible to the impact of market, economic, political,

regulatory
,
and other
conditions and risks affecting that industry or sector. From time to time, a small number of companies may represent a large portion of a single industry or sector or a group of related industries or sectors
as a whole
.
To the extent that a fund invests in securities of companies in the financial services sector,
the fund

may be significantly affected by economic, market
, and
business developments, borrowing costs, interest-rate
fluctuations, competition,
and
government regulation, among other factors, impacting that sector
.
Leverage risk
By leveraging its investment portfolio, the
fund
creates an opportunity for increased net income or capital appreciation. However, the use of leverage also involves risks, which can be significant. These risks include the possibility that the value of the assets acquired with such borrowing decreases although the
fund
’s liability is fixed, greater volatility in the
fund
’s NAV and the market price of the
fund
’s Common Shares and higher expenses. Since the
Advisor’s fee is based upon a percentage of the
fund
’s managed assets, the Advisor’s fee will be higher if the
fund
is leveraged and the Advisor will have
an incentive to leverage the
fund
. The Board will monitor this potential conflict. The Advisor intends to leverage the fund
only when it believes that the
potential return on the additional investments acquired through the use of leverage is likely to exceed the costs incurred in connection with the offering.
The
fund
is authorized to utilize leverage through borrowings, reinvestment of securities lending collateral or reverse repurchase agreement proceeds, and/or the issuance of preferred shares, including the issuance of debt securities. The fund
is party to the LA as described in “—Description of Capital
Structure—Liquidity Facility.”
The
fund
utilizes the LA to increase its assets available for investment. When the fund
leverages its assets, Common Shareholders bear the fees
associated with the liquidity facility and have the potential to benefit or be disadvantaged from the use of leverage. In addition, the fee paid to the
Advisor is calculated on the basis of the
fund
’s average daily managed assets, including proceeds from borrowings and/or the issuance of preferred shares, so the fee will be higher when leverage is utilized, which may create an incentive for the Advisor to employ financial leverage. Consequently, the fund
and the Advisor may have differing interests in determining whether to leverage the fund
’s assets. Leverage creates risks that may adversely affect
the return for the Common Shareholders, including:
•
the likelihood of greater volatility of NAV and market price of Common Shares;
•
fluctuations in the interest rate paid for the use of the LA;
•
increased operating costs, which may reduce the
fund
’s total return;
•
the potential for a decline in the value of an investment acquired through leverage, while the fund
’s obligations under such leverage remains fixed;
and
•
the
fund
is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the returns derived from securities purchased with proceeds received from leverage exceed the cost of leverage, the fund
’s distributions
may be greater than if leverage had not been used. Conversely, if the returns from the securities purchased with such proceeds are not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, the Advisor, in its best judgment, may nevertheless determine to maintain the fund
’s leveraged position if it deems such action to be appropriate.
The costs of a borrowing program and/or an offering of preferred shares would be borne by Common Shareholders and consequently would result in a reduction of the NAV of Common Shares.
In addition to the risks created by the
fund
’s use of leverage, the
fund
is subject to the risk that the liquidity facility agreement is terminated due to the occurrence of one or more events of default under the LA. If the LA is terminated in such circumstances, the fund
would be subject to additional risk that
it would be unable to timely, or at all, obtain replacement financing. The fund
might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund
’s ability to generate income from the use of leverage would be adversely affected.
The
fund
may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a liquidity facility; either of these requirements will increase the cost of borrowing over the stated interest rate. To the extent that the fund
borrows
through the use of reverse repurchase agreements, it would be subject to a risk that the value of the portfolio securities transferred may substantially exceed the purchase price received by the
fund
under the reverse repurchase agreement transaction. Alternatively, during the life of any reverse repurchase agreement transaction, the
fund
may be required to transfer additional securities if the market value of those securities initially transferred declines. In addition, capital raised through borrowing or the issuance of preferred shares will be subject to interest costs or dividend payments that may or may not exceed the income and appreciation on the assets purchased. The issuance of additional classes of preferred shares involves offering expenses and other costs, which will be borne by the Common Shareholders, and may limit the fund
’s freedom to pay dividends on Common Shares or to
engage in other activities.
The
fund
may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for the preferred shares or short-term debt instruments issued by the fund
. These guidelines may impose asset
coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Certain types of borrowings may result in the
fund
being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the
fund
’s ability to pay dividends and distributions on Common Shares in certain instances. The fund
also may be required to pledge its assets to the lenders in connection with certain types of borrowing. Under the current LA, the fund
is subject to
covenants that include, but are not limited to, certain minimum net asset value and collateral requirements, as well as a requirement to provide timely certain financial information to the lender. The Advisor does not anticipate that these covenants or restrictions will adversely affect its ability to manage the
fund
’s portfolio in accordance with the
fund
’s investment objective and principal investment strategies. Due to these covenants or restrictions, the fund
may be forced to liquidate investments at times and at prices that are not favorable to the fund
, or the
fund
may be forced to forego investments
that the Advisor otherwise views as favorable.
The extent that the
fund
employs leverage, if any, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Advisor’s ability to predict correctly interest rates and market movements.
There is no assurance that a leveraging strategy will be successful during any period in which it is employed.
LIBOR discontinuation risk
Certain debt securities,

derivatives and other financial instruments have traditionally utilized
LIBOR as the reference or benchmark rate for interest rate
calculations.
However,

following
allegations of
manipulation and concerns regarding
liquidity,
the U.K. Financial Conduct Authority

(
UK FCA)

announced
that
LIBOR would be discontinued on June

30,

2023.

The UK FCA elected to

require the
ICE Benchmark Administration Limited, the administrator of
LIBOR,
to continue publishing a subset of LIBOR settings

on
a

“
synthetic
”

basis
.
The synthetic publication of the

one-
,
three-

and six-
month U.S.

dollar
LIBOR will continue until September

30
,
2024
.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on
certain
debt securities, derivatives and other financial instruments remains uncertain.
Market participants have adopted alternative rates such as Secured
Overnight Financing Rate

(SOFR) or otherwise amended
financial instruments referencing LIBOR

to include fallback provisions and other measures that
contemplated
the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives
Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight
U.S.
Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The
utilization
of
an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate
(
IBOR)

with a new reference rate could result in a taxable exchange and the realization of income

and gain/
loss for U.S.

federal income tax purposes
.
The
IRS
has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-
debt contracts
.
Under the final regulations,

alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition
,
to add a qualified rate as a fallback rate to a

contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable
.
The IRS may provide additional guidance,

with potential
retroactive effect
.
Market Discount Risk
The
fund
’s Common Shares will be offered only when Common Shares of the fund
are trading at a price equal to or above the
fund
’s NAV per Common
Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The
fund
’s Common Shares have traded at both a premium and at a discount to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the
fund
’s NAV could decrease as a result of investment activities. Investors bear a risk of loss to the extent that the price at which they sell their shares is lower in relation to the
fund
’s NAV than at the time of purchase, assuming a stable NAV.
Operational and cybersecurity risk
With the increased use of technologies
, such as
mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions
,
the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems
,
networks
,
or devices
(such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down
,
disable
,
slow
,
or otherwise disrupt operations
,
business processes
,
or website access or functionality
.
Cyber-
attacks can

also be carried out in a manner
that does not require gaining unauthorized access
,
such as causing denial-of-
service attacks on the service providers
’
systems or websites

rendering
them unavailable to

intended users or via

“ransomware”
that renders the systems inoperable until appropriate actions are taken
.
In addition,

unintentional incidents can occur,

such as the inadvertent release of confidential information

(
possibly resulting in the violation of applicable privacy
laws)
.
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Secondary Market for the Common Shares
The issuance of new Common Shares may have an adverse effect on the secondary market for the Common Shares. When Common Shares are trading at a premium, the
fund
may issue new Common Shares of the
fund
. The increase in the amount of the
fund
’s outstanding Common Shares resulting from
the offering of new Common Shares may put downward pressure on the market price for the Common Shares of the fund
. Common Shares will not be
issued at any time when Common Shares are trading at a price lower than a price equal to the fund
’s NAV per Common Share plus the per Common
Share amount of commissions.
The
fund
also issues Common Shares through its dividend reinvestment plan. Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the fund
.
The voting power of current Common Shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common
Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the proceeds of such offering are unable to be invested as intended, the
fund
’s per Common Share distribution may decrease (or may consist of return of capital) and the fund
may not participate in
market advances to the same extent as if such proceeds were fully invested as planned.
Tax Risk
To qualify for the special tax treatment available to regulated investment companies, the fund
must: (i) derive at least 90% of its annual gross income
from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least 90% of its net investment income (including net interest income and net short term capital gain). If the fund
failed to meet any of
these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the fund
would be subject to U.S. federal
income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders. All distributions by the
fund
from earnings and profits, including distributions of net capital gain (if any), would be taxable to the shareholders as ordinary income. To the extent designated by the
fund
, such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other non-corporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders, provided that in each case the shareholder meets applicable holding period requirements. In addition, in order to requalify for taxation as a regulated investment company, the
fund
might be required to recognize unrealized gain, pay substantial taxes and interest, and make certain distributions. See “U.S. Federal
Income Tax Matters.”
The tax treatment and characterization of the
fund
’s distributions may vary significantly from time to time due to the nature of the fund
’s investments.
The ultimate tax characterization of the
fund
’s distributions in a calendar year may not finally be determined until after the end of that calendar year. The fund
may make distributions during a calendar year that exceed the fund
’s net investment income and net realized capital gain for that year. In such a situation, the amount by which the
fund
’s total distributions exceed net investment income and net realized capital gain generally would be treated as a return of capital up to the amount of the Common Shareholder’s tax basis in his or her Common Shares, with any amounts exceeding such basis treated as gain from the sale of his or her Common Shares. The
fund
’s income distributions that qualify for favorable tax treatment may be affected by the
Internal Revenue Service’s (“IRS”) interpretations of the Code and future changes in tax laws and regulations. See “U.S. Federal Income Tax Matters.”
No assurance can be given as to what percentage of the distributions paid on Common Shares, if any, will consist of long-term capital gain or what the tax rates on various types of income will be in future years. See “U.S. Federal Income Tax Matters.”

Strategy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Strategy Risks
Banking industry risk
Commercial banks

(
including

“
money center”

regional
and community banks),

savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile
interest rates,
concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds.

Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation.

Neither such extensive regulation nor the federal
insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Late in the first quarter of 2023, a number of U.S.
domestic banks and foreign banks experienced financial difficulties and, in some cases, failures
.
Given the interconnectedness of the banking system, bank regulators took actions, including the Federal Reserve, which invoked the systemic risk exception, temporarily transferred all deposits-both insured and uninsured-and substantially all the assets of two failed banks into respective bridge banks and guaranteed depositors' full access to their funds. Despite such response, there can be no certainty that the actions taken by banking regulators to limit the effect of those difficulties and failures on other banks or other financial institutions or on the U.S.
or foreign
economies generally will be effective. It is possible that more banks or other financial institutions will experience financial difficulties or fail, or other adverse developments may occur, which may affect adversely other U.S.
or foreign financial institutions and economies.
Credit and Counterparty Risk
This is the risk that
an issuer of a U.S.
government security,
the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter
(OTC) derivatives contract (see “Hedging, derivatives, and other strategic transactions risk”), or a borrower of the fund
’s securities will be unable or
unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities.
U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States;
supported by
the ability to borrow from the U.S. Treasury;
supported
only by the credit of the issuing U.S. government agency,
instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the
Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks),
although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations.
It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors
Service, Inc. or BB or lower by Standard & Poor’s
Global
Ratings
Inc.
, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.
In addition, the
fund
is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, the fund
will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund
will succeed in enforcing them. A fund,
therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Equity Securities Risk
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of
a fund
investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund
could decline if the financial condition of the companies
in which the
fund
is invested declines, or if overall market and economic conditions deteriorate. An issuer’s financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures,
irregular and/
or
unexpected trading activity among retail investors, or
other factors. Changes in the financial
condition of a single issuer can impact the market as a whole.
Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.
The
fund
generally does not attempt to time the market. Because of its exposure to equities, the possibility that stock market prices in general will decline over short or extended periods subjects the
fund
to unpredictable declines in the value of its investments, as well as periods of poor performance.
Fixed-Income Securities Risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Credit quality risk.
Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after the fund
has purchased the security, the market value of the
security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors.
funds
that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.
Interest-rate risk.
Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.
Duration is a measure of the price sensitivity
of a debt security, or a fund that invests in a portfolio of debt securities, to changes in
interest rates,

whereas the maturity of a security measures the
time until final payment is due
.
Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security.
Beginning in March 2022, the Federal Reserve Board (the Fed) began increasing interest rates and has signaled the potential for further increases. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund's investments, and the fund's net asset value, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund's performance.
In response
to certain

economic disruptions, governmental authorities and regulators typically respond
with significant fiscal and monetary policy
changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Investment-grade fixed-income securities in the lowest rating category risk.
Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by Standard and
Poor’s Ratings Services or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.
Prepayment of principal risk.
Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that,
when
interest rates fall,

certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in
securities with lower yields
. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers
, including foreign government issuers
. Foreign securities may be subject to foreign taxes and may be more volatile than
U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect a fund
’s investments. In the
event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund
could lose a substantial portion of, or its entire investment in, a foreign security.
Some of the foreign securities risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United
States.
Depositary
receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Additionally, the Holding
Foreign Companies Accountable Act (HFCAA) could cause securities of foreign companies, including American depositary receipts, to be delisted from
U.S.
stock exchanges if the companies do not allow the U.S.
government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.
Currency
risk
.

Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund
’s investments.
Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.
Hedging,
derivatives
, and
other strategic transactions risk
The ability of
a fund
to utilize hedging, derivatives
,
and other strategic transactions to benefit the
fund
will depend in part on
its manager
’s ability to
predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk
,
and other risk factors, none of which can be
assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund
’s securities. Even if the
manager
only uses hedging and other strategic transactions in
a fund
primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund
. The amount of loss could be more than the
principal amount invested. These transactions
may
also
increase the volatility of
a fund
and may involve a small investment of cash relative to the
magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed
a fund
’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund
if the counterparty to the transaction
does not perform as promised.
A fund
may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates
,
or indexes
. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates
,
and related indexes.
A fund
may use
derivatives for many purposes, including for hedging
and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of
a fund
to various securities, markets
,
and currencies without
a fund
actually having to sell existing investments
and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate
,
or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund
uses derivatives for leverage, investments in
that fund
will tend to be more volatile, resulting in larger
gains or losses
in response to market changes.
To limit risks associated with leverage, a fund is
required to comply with Rule
18f-4 under the Investment Company Act of 1940, as amended (the Derivatives Rule) as outlined below.
For a description
of the various derivative instruments the
fund may utilize
, refer to the SAI.
The regulation of the U.S.
and non-U.S.
derivatives markets has undergone substantial change in recent years and such change may continue.
In
particular
, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and
regulations promulgated or proposed
thereunder require many
derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the
Commodity Futures Trading Commission (
CFTC
)

has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund
’s ability
to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund
) and/or increase
the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund
may be unable to fully execute its
investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund
engages in derivative transactions also
could prevent the
fund
from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited
Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the
Investment Company Act of 1940. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the fund
. Legislation or regulation may
change the way in which the
fund
itself is regulated. The
advisor
cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund
’s ability to achieve its investment
objectives
.
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund
to the risk that the counterparty to an OTC derivatives
contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the
fund
will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund
will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund
is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund
when the
fund
seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the
fund
to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The
fund
, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the
fund
has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent
a fund
contracts with a limited number of counterparties, the
fund
’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the
fund
. Derivatives are also subject to a number of other risks, including market risk
,

liquidity
risk
and operational risk
. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund
is also subject
to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit
a fund
’s ability to pursue its investment strategies.
A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that the fund utilizes the following list of
certain derivatives and other strategic transactions
,

it will be subject to associated risks.

The
main risks
of each appear below
.
Credit default swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk

of default of the
underlying reference obligation
,
and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.
Foreign currency forward contracts.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk
,

and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.
Foreign currency swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk
,
and risk of
disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.
Futures contracts.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions)
,
and risk of disproportionate loss are the
principal risks of engaging in transactions involving futures contracts.
Interest-rate swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk
,
and risk of
disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.
Options
.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions)
,
and risk of disproportionate loss are the principal risks
of engaging in transactions involving options
. Counterparty risk does not apply to exchange-traded options.
Currency options.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving currency options.
Swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation
,
and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps
.
Illiquid and Restricted Securities Risk
The
fund
may invest without limit in securities for which there is no readily available trading market or which are otherwise illiquid (i.e., investments that the
fund
reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The fund
may have significant exposure to restricted securities. Restricted securities are securities with restrictions on public resale, such as securities offered in accordance with an exemption under Rule 144A under the Securities Act of
1933 (the “1933 Act”), or commercial paper issued under Section 4(a)(2) of the 1933 Act. Restricted securities are often required to be sold in private sales to institutional buyers, markets for restricted securities may or may not be well developed, and restricted securities can be illiquid.
Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to see the security. Illiquid investments may become harder to value, especially in changing markets. The
fund
’s investments in illiquid securities may reduce the returns of the fund
because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the
fund
to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the
fund
from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions or other economic and market impediments.
funds
with principal investment strategies that
involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.
In addition, limited liquidity could affect the market price of the investments, thereby adversely affecting the fund
’s NAV and ability to make dividend
distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. The
fund
has no limitation on the amount of its assets which may be invested in investments which are not readily marketable or are subject to restrictions on resale.
Large company risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.
Lower-Rated and High-Yield Fixed-Income Securities Risk
Lower-rated fixed-income securities
are
defined as securities rated below investment grade (such as Ba and below by Moody’s Investors Service, Inc.
and BB and below by
S&
P Global
Ratings
and Fitch Ratings, as applicable) (also called junk bonds). The general risks of investing in these securities are as follows:
Risk to principal and income.

Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made.
Issuers of these securities may even go into default or become bankrupt.
Price volatility.

The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity.

The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on manager’s own credit analysis.

While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager’s evaluation than the assessment of the credit risk of higher-rated securities.
Additional risks regarding lower-rated corporate fixed-income securities.

Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.
Preferred and convertible securities risk
Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer’s board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall.
The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.
Real
estate securities risk
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

These risks include:
•
Declines in the value of real estate
•
Risks related to general and local economic conditions
•
Possible lack of availability of mortgage funds
•
Overbuilding
•
Extended vacancies of properties
•
Increased competition
•
Increases in property taxes and operating expenses
•
Changes in zoning laws
•
Losses due to costs resulting from the cleanup of environmental problems
•
Liability to third parties for damages resulting from environmental problems
•
Casualty or condemnation losses
•
Limitations on rents
•
Changes in neighborhood values and the appeal of properties to tenants
•
Changes in interest rates and
•
Liquidity risk
Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared with the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry have been and may continue to be negatively affected by widespread health crises such as a global pandemic. Potential impacts on the real estate market may include lower occupancy rates, decreased lease payments, defaults and foreclosures, among other consequences. These impacts could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. It is not known how long such impacts, or any future impacts of other significant events, will last.
Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers
or lessees,
and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass
through of income under the
Internal Revenue
Code

of 1986

(the Code)
or to maintain their exemptions from registration under the
Investment
Company Act of
1940
,

as amended
. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.
Repurchase Agreement Risk
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed-upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements provide the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers, or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
A subadvisor shall engage in a repurchase agreement transaction only with those banks or broker dealers who meet the subadvisor’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Advisor also may engage in repurchase agreement transactions on behalf of the funds. The counterparties to a repurchase agreement transaction are limited to a:
•
Federal Reserve System member bank;
•
primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or
•
broker dealer that reports U.S. government securities positions to the Federal Reserve Board.
A fund also may participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet the subadvisors'
creditworthiness requirements.
The Advisor and the subadvisors will continuously monitor repurchase agreement transactions to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value.
A fund also might
incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Reverse Repurchase Agreement Risk
Under a reverse
repurchase agreement
,

a fund sells a debt security and agrees to repurchase it at an agreed-
upon time and at an agreed-upon
price.
The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed-upon future date, the
fund repurchases the security by remitting the proceeds previously received
,
plus interest.

The difference between the amount the fund
receives for the
security and the amount it pays on repurchase is payment of interest
. In
certain types of agreements,

there is no agreed-
upon repurchase date and
interest payments are calculated

daily,
often based on the prevailing
overnight repurchase rate.

A reverse repurchase
agreement may be
considered a
form of leveraging and may
,
therefore
,
increase fluctuations in a fund
’s
NAV per share
.
Small

and mid-sized company
risk
Market risk and liquidity risk may be pronounced for securities of companies with medium
-
sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations
.
These companies may have limited product lines, markets,
or
financial resources,

or
they

may depend on a few key employees.

The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities
,
and their value may fluctuate more sharply than those securities
.
They

may also trade in the OTC market
or on a regional exchange, or may otherwise have limited liquidity
.

Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations
.
These risks apply to all funds that invest in the securities of companies with smaller-
or
medium
-
sized market capitalizations
.
For

purposes of the fund’
s investment policies,

the

market capitalization of
a company is based on its
capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time
.
The fund is not obligated
to sell a company’
s security simply because
,
subsequent to its purchase
,

the company
’
s market capitalization has

changed to be outside the
capitalization range,

if any,

in effect for the fund
.
State/region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes).
Warrants Risk
Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types
of
investments.
Given the risks described above, an investment in Common Shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the fund
.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		200 Berkeley Street
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02116
Contact Personnel Name		Christopher Sechler, Esq.
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 27.14	23.12	$ 25.11	$ 22.99	$ 28.14	30.14	$ 31.2	$ 32.16	$ 40.2
Highest Price or Bid			31.17	30.96	31.05	30.54	38.2	36.52	39.84	40.08	52.03
Lowest Price or Bid, NAV			27.68	23.04	24.25	21.82	25.52	31.69	31.49	31.13	37.5
Highest Price or Bid, NAV			$ 27.14	$ 23.12	$ 25.11	$ 22.99	$ 28.14	$ 30.14	$ 31.2	$ 32.16	$ 40.2
Highest Price or Bid, Premium (Discount) to NAV [Percent]			14.85%	33.91%	23.66%	32.84%	35.75%	21.17%	27.69%	24.63%	29.43%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(1.95%)	0.35%	3.55%	5.36%	10.27%	(4.89%)	(0.92%)	3.31%	7.20%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares

[1]	Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to Common Shares issued directly by the fund. However, whenever Common Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the Plan may buy additional Common Shares of the fund through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See “Distribution Policy” and “Dividend Reinvestment Plan.”
[2]	See “Management of the Fund—The Advisor.”
[3]	The fund uses leverage by borrowing under the LA. See “Other Investment Policies – Borrowing” and “Use of Leverage by the Fund” in the accompanying Prospectus.
[4]	The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor contractually agrees to limit its administration fee to 0.10% of the fund’s average weekly gross assets. This agreement expires on April 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	Expenses including reductions excluding interest expense were 1.60%, 1.47%, 1.47%, 1.69% and 1.50% for the periods ended 12-31-23, 12-31-22, 12-31-21, 12-31-20 and 12-31-19, respectively.